Income Taxes - Tax Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net income (loss) before income taxes	$ 7,090	$ 6,452
Income tax expenses (recoveries) at Canadian statutory tax rate	1,971	1,794
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(306)	(199)
Differences in tax rate on income not subject to tax in Canada	(938)	(770)
Adjustments to taxes related to prior years	(98)	(212)
Tax losses and temporary differences not recognized as deferred taxes	94	(38)
Global Minimum Taxes	231	0
Other differences	258	270
Income tax expenses (recoveries)	$ 1,212	$ 845